SEMI ANNUAL REPORT

                               [PICTURE OF GLOBE]

                               September 30, 1997

                                    TEMPLETON
                                   GROWTH AND
                                   INCOME FUND

[FRANKLIN TEMPLETON LOGO]

[FRANKLIN TEMPLETON CELEBRATING OVER 50 YEARS LOGO]

CELEBRATING 50 YEARS

This year marks 50 years of business for Franklin Templeton. Over these years, we have experienced profound changes in technology, regulations and customer expectations within the mutual fund industry. As one of the largest mutual fund families, we're proud to be an innovative industry leader, providing people like you with an opportunity to invest in companies and governments around the globe.

In addition, we want to stress that all securities markets move both up and down. Mixed in with the good years can be some bad years. Accordingly, mutual fund share prices also move up and down. Every investor should expect such fluctuations, which can be wide. When markets are going down, as well as up, we encourage investors to maintain a long-term perspective. We thank you for your past support and look forward to serving your investment needs in the years ahead.


[PHOTO OF MARK HOLOWESKO]


Mark Holowesko, CFA
President
Templeton Global Investment Trust

SHAREHOLDER LETTER

Your Fund's Objective: The Templeton Growth and Income Fund seeks high total return through a flexible policy of investing primarily in equity and debt securities of domestic and foreign companies.

Dear Shareholder:

We are pleased to bring you this semi-annual report of the Templeton Growth and Income Fund, which covers the six months ended September 30, 1997. During this time, the U.S. and European stock markets generally performed well, but those of several Asian countries fell. Within this environment, the Fund's Class I shares provided a six-month cumulative total return of 15.58%, as discussed in the Performance Summary on page 5.

With the U.S. economy in its seventh year of expansion, unemployment hit a 23-year low and consumer confidence a 27-year high. Inflation remained benign, however, and the Dow Jones(R) Industrial Average soared to record highs during the period. Although we had difficulty uncovering bargains in the U.S. equity market, we purchased shares of AT&T Corp.*, which had suffered from competition in its long-distance business, but which we believed had not yet fully exploited its potential in the local, wireless, and overseas markets. We also added to our holdings of IBP Inc., a large, meat producer with 24 sites across North America; and Pharmacia & Upjohn Inc., a global

*A complete listing of all stocks in the portfolio as of September 30, 1997 begins on page 11.


CONTENTS

Shareholder Letter........... 1

Performance Summary.......... 5

Financial Highlights and
Statement of Investments..... 9

Financial Statements.........16

Notes to Financial
Statements...................19

[GRAPHIC OF PYRAMID]

[PIE CHART]

ASSET ALLOCATION
Based on Total Net Assets
9/39/97

Europe                                            34.0%
United States                                     21.2%
Asia                                              10.8%
Latin America                                      6.9%
Australia                                          2.1%
Middle East & Africa                               1.5%
Canada                                             1.2%
Fixed-Income Securities                            9.0%
Short-Term Obligations & Other Net Assets         13.3%



pharmaceutical company created through the merger of Sweden's Pharmacia and Upjohn Co., a U.S.-based drug company.

During the reporting period, Europe's economic expansion gained strength as domestic sales in many European countries improved and their exports increased. We found reasonable value in the United Kingdom, nearly doubling our holdings there by initiating positions in Caradon Plc. and Hepworth Plc., two building material companies that we considered undervalued. And we initiated a position in Laird Group Plc., a motor component manufacturer with divisions in computer components and building supplies, which we also considered undervalued.

As equity markets in developed countries rose, currency crises caused the Thai, Malaysian, Philippine, and Indonesian stock markets to suffer significant price declines. Taking advantage of this situation, our research team discovered stocks we believed to be undervalued in these countries and we broadened our Asian exposure. We initiated positions in PT Lippo Bank, one of the largest Indonesian private banks; Thai Glass Industries Public Co. Ltd., a large independent bottle maker for the beverage industry in Thailand; and Metro Pacific Corp., a Philippine investment holding company. We also focused on the Hong Kong and Chinese markets, purchasing shares of Swire Pacific Ltd., a large Hong Kong holding company, and Yizheng Chemical Fibre Co. Ltd., a large producer of polyester in China.

Although many countries have experienced bull markets recently, we believe it is worth remembering that bear markets generally occur once every five years. At the end of the reporting period, the U.S. bull market was in its seventh year, and no one knows how long it will last. However, bear markets typically result in the share prices of many companies being oversold, which could provide us the opportunity to add to our portfolio. And shareholders should take heart knowing that we usually buy stocks of companies that are already out of favor with investors but pay solid dividends. Looking forward, we will continue to focus on value, applying our bottom-up investment approach to determine which stocks to purchase. Our objective remains to uncover those stocks selling at the lowest valuations relative to their long-term earnings prospects, regardless of their industries or location.

This discussion reflects the strategies we employed for the Fund during the six months under review, and includes our opinions as of the close of the period. Because economic and market conditions are constantly changing, our strategies, and our evaluations, conclusions, and decisions regarding portfolio holdings may change as new circumstances arise. All figures shown are as of September 30, 1997, and the Fund's holdings can be expected to change with market developments and management of the portfolio. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing the securities we purchase or sell for the Fund.

There are, of course, special risks involved with global investing, related to market and currency volatility, and adverse economic, social, and political developments in the countries where the Fund is invested. Emerging markets are represented in the Fund's portfolio, and they involve heightened risks related to the same factors, in addition to risks associated with their relatively small size and lesser liquidity. For example, Russia's system of share registration and custody creates certain risks of loss that are not normally associated with other markets. These risks and other considerations are discussed in the Fund's prospectus.


TOP 10 HOLDINGS
9/30/97

COMPANY,                            % OF TOTAL
INDUSTRY, COUNTRY                   NET ASSETS
----------------------------------------------
Thames Water Group Plc.,
Utilities - Electrical & Gas,
United Kingdom                            1.6%

Nycomed ASA, A,
Health & Personal Care,
Norway                                    1.5%

Northern Foods Plc.,
Food & Household Products,
United Kingdom                            1.5%

Telecom Italia SpA, di Risp,
Telecommunications, Italy                 1.5%

AT&T Corp.,
Telecommunications, U.S.                  1.4%

Zuerich Versicherungs,
Insurance, Switzerland                    1.4%

National Grid Holdings Plc.,
Utilities Electrical & Gas,
United Kingdom                            1.3%

Merita Ltd., A,
Banking, Finland                          1.3%

Pharmacia & Upjohn Inc.,
Health & Personal Care, U.S.              1.3%

China Light & Power Co., Ltd.,
Utilities Electrical & Gas,
Hong Kong                                 1.2%

For a complete list of portfolio holdings, please see page 11 of this report.

We appreciate your participation in the Templeton Growth and Income Fund, and welcome any comments or suggestions you may have.

Sincerely,


/s/ Mark Holowesko
------------------
Mark Holowesko, CFA
President
Templeton Global Investment Trust


/s/ Richard Sean Farrington
---------------------------
Richard Sean Farrington, CFA
Portfolio Manager
Templeton Growth and Income Fund

PERFORMANCE SUMMARY

CLASS I

Templeton Growth and Income Fund - Class I provided a 15.58% cumulative total return for the six-month period ended September 30, 1997. Cumulative total return represents the change in value of an investment, assuming reinvestment of dividend and capital gains distributions, and does not include the initial sales charge.

The price of the Fund's shares increased $1.84, from $12.95 on March 31, 1997, to $14.79 on September 30, 1997. During this time, shareholders received distributions totaling 16.0 cents ($0.16) per share, including 9.5 cents ($0.095) in long-term capital gains, 1.5 cents ($0.015) in short-term capital gains, and 5.0 cents ($0.05) in dividend income. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.

Past performance is not predictive of future results.

CLASS I
Periods ended 9/30/97

                                                                          SINCE
                                                                        INCEPTION
                                      1-YEAR            3-YEAR          (3/14/94)
                                      ------            ------          ---------
Cumulative Total Return (1)             28.80%            59.55%            61.95%
Average Annual Total Return(2)          21.42%            14.57%            12.65%
Value of $10,000 Investment(3)     $   12,142        $   15,037        $   15,264

1. Cumulative total returns represent the change in value of an investment over the indicated periods and do not include the sales charge.

2. Average annual total returns represent the average annual change in value of an investment over the indicated periods and include the maximum 5.75% initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the indicated periods and include the maximum 5.75% initial sales charge.

All calculations assume reinvestment of dividend and capital gains distributions at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. You may have a gain or loss when you sell your shares.

The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, total returns for Class I shares would have been lower. After August 1, 1998, the fee waiver and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.

Past performance is not predictive of future results.

CLASS II

Templeton Growth and Income Fund - Class II provided a 15.17% cumulative total return for the six-month period ended September 30, 1997. Cumulative total return represents the change in value of an investment, assuming reinvestment of dividend and capital gains distributions, and does not include sales charges.

The price of the Fund's shares increased $1.79, from $12.84 on March 31, 1997, to $14.63 on September 30, 1997. During this time, shareholders received distributions totaling 14.34 cents ($0.1434) per share, including 9.5 cents ($0.095) in long-term capital gains, 1.5 cents ($0.015) in short-term capital gains, and 3.34 cents ($0.0334) in dividend income. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.

Past performance is not predictive of future results.

CLASS II
Periods ended 9/30/97

                                                                        SINCE
                                                                      INCEPTION
                                                     1-YEAR            (5/1/95)
                                                     ------            --------
Cumulative Total Return(1)                              27.90%            54.78%
Average Annual Total Return(2)                          25.64%            19.29%
Value of $10,000 Investment(3)                     $   12,564        $   15,323

1. Cumulative total returns represent the change in value of an investment over the indicated periods and do not include sales charges.

2. Average annual total returns represent the average annual change in value of an investment over the indicated periods. These figures include the deduction of the 1.0% initial sales charge and the 1.0% contingent deferred sales charge, applicable to shares redeemed within the first 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the indicated periods and include all sales charges.

All calculations assume reinvestment of dividend and capital gains distributions at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the small size and lesser liquidity of these markets. You may have a gain or loss when you sell your shares.

The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, total returns for Class II shares would have been lower. After August 1, 1998, the fee waiver and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.

Past performance is not predictive of future results.

TEMPLETON GROWTH AND INCOME FUND
Financial Highlights

                                                                              CLASS I
                                                 -----------------------------------------------------------------
                                                SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                               SEPTEMBER 30, 1997       -------------------------------------------------
                                                  (UNAUDITED)            1997          1996          1995          1994+
                                           ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
period)
Net asset value, beginning of period....              $12.95             $11.39        $10.05        $10.01        $10.00
                                           ------------------------------------------------------------------------------
Income from investment operations:
 Net investment income..................                 .19                .22           .29           .16          .009
 Net realized and unrealized gains
   (losses).............................                1.81               1.60          1.54          (.02)         .001
                                           ------------------------------------------------------------------------------
Total from investment operations........                2.00               1.82          1.83           .14           .01
                                           ------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income...                (.05)              (.22)         (.29)         (.10)           --
 Distributions from net realized
   gains................................                (.11)              (.04)         (.20)           --            --
                                           ------------------------------------------------------------------------------
Total distributions.....................                (.16)              (.26)         (.49)         (.10)           --
                                           ------------------------------------------------------------------------------
Net asset value, end of period..........              $14.79             $12.95        $11.39        $10.05        $10.01
                                           ==============================================================================
Total return*...........................              15.58%             16.19%        18.78%         1.43%          .10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).......             $34,987            $25,020       $11,732        $5,953          $100
Ratios to average net assets:
 Expenses...............................               1.78%**            2.24%         2.71%         6.11%        32.15%**
 Expenses, including waiver.............               1.25%**            1.25%         1.25%         1.25%         1.25%**
 Net investment income..................               2.97%**            2.21%         2.98%         2.51%         1.89%**
Portfolio turnover rate.................              10.49%             20.72%        10.21%        19.33%            --
Average commission rate paid***.........              $.0009             $.0050        $.0250            --            --

 *Total return does not reflect sales commissions and is not annualized. **Annualized.
***Relates to purchases and sales of equity securities. Prior to fiscal year end 1996 disclosure of average commission rate was not required.
 +For the period March 14, 1994 (commencement of operations) to March 31,1994.
                       See notes to financial statements.

TEMPLETON GROWTH AND INCOME FUND
Financial Highlights (continued)

                                                                                       CLASS II
                                                                     --------------------------------------------
                                                                      SIX MONTHS ENDED           YEAR ENDED MARCH 31,
                                                                     SEPTEMBER 30, 1997          ---------------------
                                                                        (UNAUDITED)               1997          1996+
                                                                 -----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period..........................              $12.84                $11.33        $10.19
                                                                 -----------------------------------------------------
Income from investment operations:
 Net investment income........................................                 .15                   .21           .22
 Net realized and unrealized gains............................                1.78                  1.52          1.41
                                                                 -----------------------------------------------------
Total from investment operations..............................                1.93                  1.73          1.63
                                                                 -----------------------------------------------------
Less distributions:
 Dividends from net investment income.........................                (.03)                 (.18)         (.29)
 Distributions from net realized gains........................                (.11)                 (.04)         (.20)
                                                                 -----------------------------------------------------
Total distributions...........................................                (.14)                 (.22)         (.49)
                                                                 -----------------------------------------------------
Net asset value, end of period................................              $14.63                $12.84        $11.33
                                                                 =====================================================
Total return*.................................................              15.17%                15.35%        16.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).............................              $9,960                $6,017        $2,205
Ratios to average net assets:
 Expenses.....................................................               2.43%**               2.89%         3.31%**
 Expenses, including waiver...................................               1.90%**               1.90%         1.90%**
 Net investment income........................................               2.29%**               1.51%         1.59%**
Portfolio turnover rate.......................................              10.49%                20.72%        10.21%
Average commission rate paid***...............................              $.0009                $.0050        $.0250

 *Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
 **Annualized.
***Relates to purchases and sales of equity securities.
 +For the period May 1, 1995 (effective date) to March 31,1996.
                       See notes to financial statements.

TEMPLETON GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1997 (UNAUDITED)

                                                                     COUNTRY            SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 73.6%
AEROSPACE & MILITARY TECHNICAL SYSTEMS 0.5%
General Motors Corp., H.........................................  United States             3,761         $   248,696
                                                                                                          -----------
APPLIANCES & HOUSEHOLD DURABLES 1.9%
Guangdong Kelon Electrical Holdings Ltd., H, 144A...............      China               350,000             452,313
Thorn Plc.......................................................  United Kingdom          179,900             405,997
                                                                                                          -----------
                                                                                                              858,310
                                                                                                          -----------
AUTOMOBILES 1.8%
Fiat SpA, di Risp...............................................      Italy               105,710             205,890
Ford Motor Co...................................................  United States             6,000             271,500
Volvo AB, B.....................................................      Sweden               11,276             323,344
                                                                                                          -----------
                                                                                                              800,734
                                                                                                          -----------
BANKING 8.3%
Banco Popular Espanol SA........................................      Spain                 4,640             298,411
*Bank Handlowy W Warszawie SA, GDR, 144A........................      Poland               16,400             238,620
Banque Nationale de Paris BNP...................................      France                5,209             262,441
Credit Commercial de France CCF.................................      France                4,500             263,963
Korea Long Term Credit Bank.....................................   South Korea             12,600             137,705
Krung Thai Bank.................................................     Thailand             124,300              83,894
Merita Ltd., A..................................................     Finland              123,100             584,168
National Australia Cap Sec Plc..................................    Australia              14,850             436,219
National Westminster Bank Plc...................................  United Kingdom           25,962             391,931
PT Bank Bali, fgn...............................................    Indonesia              72,000             104,498
PT Lippo Bank, fgn..............................................    Indonesia             176,500              60,353
Shinhan Bank Co. Ltd............................................   South Korea             12,500             104,918
Singapore Finance Ltd., fgn.....................................    Singapore             141,000             170,546
*Unibanco Uniao de Bancos Brasileiros SA, GDR...................      Brazil                7,500             274,688
Unidanmark AS, A................................................     Denmark                4,883             315,669
                                                                                                          -----------
                                                                                                            3,728,024
                                                                                                          -----------
BROADCASTING & PUBLISHING 0.2%
Hollinger International Inc., A.................................  United States             1,800              24,075
Oriental Press Group Limited....................................    Hong Kong             250,000              80,770
                                                                                                          -----------
                                                                                                              104,845
                                                                                                          -----------
BUILDING MATERIALS & COMPONENTS 2.5%
Anglian Group Plc...............................................  United Kingdom           98,500             372,341
Caradon Plc.....................................................  United Kingdom           61,300             189,231
*Mirgor SA Comercial Ind. Fin. Inmobiliari Agropecuaria, ADR,
  144A..........................................................    Argentina              34,520             133,765
Hepworth Plc....................................................  United Kingdom          129,400             433,871
                                                                                                          -----------
                                                                                                            1,129,208
                                                                                                          -----------
CHEMICALS 1.3%
Courtaulds Plc..................................................  United Kingdom           87,500             479,568
Shanghai Petrochemical Co. Ltd., H..............................      China               262,000              83,801
                                                                                                          -----------
                                                                                                              563,369
                                                                                                          -----------
CONSTRUCTION & HOUSING 1.0%
Dragados y Construcciones SA....................................      Spain                19,200             428,968
                                                                                                          -----------

TEMPLETON GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1997 (UNAUDITED) (continued)

                                                                     COUNTRY            SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
DATA PROCESSING & REPRODUCTION 2.9%
*Bay Networks Inc...............................................  United States            10,800         $   417,150
International Business Machines Corp............................  United States             3,704             392,393
*Quantum Corp...................................................  United States            12,600             482,738
                                                                                                          -----------
                                                                                                            1,292,281
                                                                                                          -----------
ELECTRICAL & ELECTRONICS 2.9%
ABB AB, B.......................................................      Sweden               21,800             307,531
Hitachi Ltd.....................................................      Japan                44,000             382,862
Motorola Inc....................................................  United States             5,031             361,603
Tadiran Ltd., ADR...............................................      Israel                6,300             233,100
                                                                                                          -----------
                                                                                                            1,285,096
                                                                                                          -----------
ELECTRONIC COMPONENTS & INSTRUMENTS 0.5%
BICC Plc........................................................  United Kingdom           90,926             243,310
                                                                                                          -----------
ENERGY EQUIPMENT & SERVICES 1.1%
Sun Co. Inc.....................................................  United States            10,800             473,175
                                                                                                          -----------
ENERGY SOURCES 1.5%
MOL Magyar Olay -- Es Gazipari RT, GDS 144A.....................     Hungary               22,456             488,979
Valero Energy Corp., new........................................  United States             5,910             193,922
                                                                                                          -----------
                                                                                                              682,901
                                                                                                          -----------
FINANCIAL SERVICES 1.2%
Banca Fideuram SpA..............................................      Italy                33,000             136,309
Morgan Stanley Dean Witter Discover & Co........................  United States             7,800             421,688
                                                                                                          -----------
                                                                                                              557,997
                                                                                                          -----------
FOOD & HOUSEHOLD PRODUCTS 5.9%
Archer Daniels Midland Co.......................................  United States            20,659             494,519
IBP Inc.........................................................  United States            20,000             472,500
Northern Foods Plc..............................................  United Kingdom          168,800             659,853
Oshawa Group Ltd. (The).........................................      Canada               30,200             522,367
Tate & Lyle Plc.................................................  United Kingdom           70,500             500,609
                                                                                                          -----------
                                                                                                            2,649,848
                                                                                                          -----------
FOREST PRODUCTS & PAPER 3.7%
Assidomaen AB...................................................      Sweden                9,600             327,809
Boise Cascade Corp..............................................  United States             8,603             361,864
Georgia-Pacific Corp............................................  United States             4,800             501,000
Portucel Industrial Empresa Product Celulose, ADR, 144A.........     Portugal              18,900             153,351
*Shorewood Packaging Corp.......................................  United States            13,400             319,925
                                                                                                          -----------
                                                                                                            1,663,949
                                                                                                          -----------
HEALTH & PERSONAL CARE 3.7%
China Pharmaceutical Enterprise & Invt. Corp. Ltd...............      China               118,000              27,296
China Pharmaceutical Enterprise & Invt. Corp. Ltd., 144A........      China                60,000              13,880
Medeva Plc......................................................  United Kingdom           71,550             241,057

TEMPLETON GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1997 (UNAUDITED) (continued)

                                                                     COUNTRY            SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
HEALTH & PERSONAL CARE (CONT.)
Nycomed ASA, A..................................................      Norway               30,001         $   680,549
Pharmacia & Upjohn..............................................  United States            15,930             581,445
PT Kalbe Farma, fgn.............................................    Indonesia             149,500             112,466
                                                                                                          -----------
                                                                                                            1,656,693
                                                                                                          -----------
INDUSTRIAL COMPONENTS 2.8%
Gencorp Inc.....................................................  United States            15,700             446,469
Madeco Manufacturera de Cobre SA, ADR...........................      Chile                18,700             458,150
Walbro Corp.....................................................  United States            16,100             352,188
                                                                                                          -----------
                                                                                                            1,256,807
                                                                                                          -----------
INSURANCE 6.7%
HIH Winterthur International Holdings Ltd.......................    Australia             194,578             485,845
Reliastar Financial Corp........................................  United States            10,386             413,493
Scor............................................................      France               12,300             531,380
STE Centrale Du Groupe Des Asurances Nationales.................      France               10,900             257,956
Torchmark Corp..................................................  United States             4,418             173,407
UNUM Corp.......................................................  United States             4,238             193,359
Western National Corp...........................................  United States            12,400             355,725
Zuerich Versicherung, new.......................................   Switzerland              1,400             609,323
                                                                                                          -----------
                                                                                                            3,020,488
                                                                                                          -----------
MACHINERY & ENGINEERING 0.1%
Laird Group Plc.................................................  United Kingdom            6,300              47,426
                                                                                                          -----------
MERCHANDISING 1.1%
Koninklijke Bijenkorf Beheer NV (KBB)...........................   Netherlands              1,307              83,547
Lojas Americanas SA BRL.........................................      Brazil            1,819,000              22,415
Safeway Plc.....................................................  United Kingdom           22,255             144,397
Tesco Plc.......................................................  United Kingdom           29,446             223,331
                                                                                                          -----------
                                                                                                              473,690
                                                                                                          -----------
METALS & MINING 1.8%
Anglo American Platinum Corp. Ltd...............................   South Africa            25,100             434,893
Pechiney SA, A..................................................      France                8,075             387,917
                                                                                                          -----------
                                                                                                              822,810
                                                                                                          -----------
MISCELLANEOUS MATERIALS & COMMODITIES 0.4%
Thai Glass Industries Public Co. Ltd., fgn......................     Thailand              83,900             171,036
                                                                                                          -----------
MULTI-INDUSTRY 2.8%
Alfa SA de CV, A 144A...........................................      Mexico                4,428              41,602
Cheung Kong Holdings Ltd........................................    Hong Kong              28,000             314,810
Harrisons & Crosfield Plc.......................................  United Kingdom          214,300             424,904
Metro Pacific Corp. MDI.........................................   Philippines            697,000              84,282
PT Modern Photo Film Co., fgn...................................    Indonesia              45,000              58,131
Swire Pacific Ltd., B...........................................    Hong Kong             216,500             320,357
                                                                                                          -----------
                                                                                                            1,244,086
                                                                                                          -----------

TEMPLETON GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1997 (UNAUDITED) (continued)

                                                                     COUNTRY            SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
REAL ESTATE 1.2%
Hong Kong Land..................................................    Hong Kong              68,500         $   232,900
PT Jaya Properties, fgn.........................................    Indonesia             100,000              33,435
Summit Properties Inc., REIT....................................  United States            13,200             288,750
                                                                                                          -----------
                                                                                                              555,085
                                                                                                          -----------
TELECOMMUNICATIONS 5.5%
AT&T Corp.......................................................  United States            14,500             642,531
British Telecommunications Plc..................................  United Kingdom           67,690             446,829
Cpt-Telefonica Del Peru SA, B, ADR..............................       Peru                 6,630             156,633
Cpt-Telefonica del Peru SA, B...................................       Peru                84,800             198,608
PT Indosat TBK, ADR.............................................    Indonesia                 400              10,500
Telecom Italia SpA, di Risp.....................................      Italy               168,894             657,904
Telefonica de Argentina SA, B, ADR..............................    Argentina               8,000             293,000
Telmex-Telefonos de Mexico SA, L, ADR...........................      Mexico                1,520              78,660
                                                                                                          -----------
                                                                                                            2,484,665
                                                                                                          -----------
TEXTILES & APPAREL 0.7%
Yizheng Chemical Fibre Co. Ltd., H..............................      China               720,000             314,035
                                                                                                          -----------
TRANSPORTATION 1.3%
Precious Shipping Public Co. Ltd., fgn..........................     Thailand              61,100              75,744
Stena Line AB, B................................................      Sweden                7,100              31,546
Transport Development Group Plc.................................  United Kingdom          159,100             494,983
                                                                                                          -----------
                                                                                                              602,273
                                                                                                          -----------
UTILITIES ELECTRICAL & GAS 8.3%
China Light & Power Co. Ltd.....................................    Hong Kong             101,500             558,788
Endesa SA, br...................................................      Spain                 8,800             187,767
Hong Kong Electric Holdings Ltd.................................    Hong Kong             111,000             413,130
Illinova CP Holdings Co.........................................  United States             9,200             198,375
Korea Electric Power Corp.......................................   South Korea              5,600             124,240
Mosenergo, ADR, 144A............................................      Russia               10,200             494,700
National Grid Holdings Plc......................................  United Kingdom          131,200             598,527
Public Service Co. of New Mexico................................  United States            17,000             328,313
Texas Utilties Holding Co.......................................  United States             3,850             138,600
Thames Water Group Plc..........................................  United Kingdom           50,143             705,647
                                                                                                          -----------
                                                                                                            3,748,087
                                                                                                          -----------
TOTAL COMMON STOCKS (COST $26,384,173)..........................                                           33,107,892
                                                                                                          -----------


TEMPLETON GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1997 (UNAUDITED) (continued)

                                                                     COUNTRY            SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS 4.1%
Banco Bradesco SA, pfd..........................................      Brazil           40,750,000         $   429,613
Cia de Inversiones en Telecomunicaciones SA, 7.00%, 3/03/98,
  conv. pfd.....................................................    Argentina               4,148             294,508
Lojas Americanas SA, pfd........................................      Brazil            3,017,000              37,453
Lojas Americanas SA, pfd., Sponsored ADR........................      Brazil                  866              10,750
Nacional Financiera SA, 11.25%, 5/15/98, conv., pfd.............      Mexico                4,200             214,200
Philippine Long Distance Telephone Co., 7.00%, conv., pfd.
  series 3......................................................   Philippines              6,440             332,465
Telebras-Telecomunicacoes Brasileiras SA, pfd., ADR.............      Brazil                3,900             502,125
                                                                                                          -----------
TOTAL PREFERRED STOCKS (COST $639,277)..........................                                            1,821,114
                                                                                                          -----------

                                                                                       PRINCIPAL
                                                                                        AMOUNT**
                                                                                       ----------
BONDS 9.0%
Alfa SA:
  8.00%, 9/15/00, conv...........................................      Mexico              60,000MEX          120,300
  8.00%, 9/15/00, conv. 144A.....................................      Mexico             180,000MEX          360,900
Jardine Strategic Holdings Ltd., 7.50%, 5/07/49, conv............    Hong Kong             78,000HKD           97,890
U.S. Treasury Note, 6.375%, 5/15/00..............................  United States        3,420,000           3,462,753
                                                                                                          -----------
TOTAL BONDS (COST $4,714,626)....................................                                           4,041,843
                                                                                                          -----------

SHORT TERM OBLIGATIONS (COST $5,720,469) 12.7%
  U.S. GOVERNMENT AND GOVERNMENT AGENCIES
    U.S. Treasury Bills, 4.80% to 5.16% with maturities to
      12/26/97...................................................  United States        5,720,000           5,722,742
                                                                                                          -----------
TOTAL INVESTMENTS (COST $37,458,545) 99.4%.......................                                          44,693,591
OTHER ASSETS, LESS LIABILITIES: 0.6%.............................                                             253,651
                                                                                                          -----------
TOTAL NET ASSETS 100.0%..........................................                                         $44,947,242
                                                                                                          ===========

CURRENCY ABBREVIATIONS:

HKD-Hong Kong
MEX-Mexico

 *Non-income producing.
**Securities traded in U.S. dollars unless otherwise indicated.
                       See notes to financial statements.

TEMPLETON GROWTH AND INCOME FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $37,458,545)..............................  $44,693,591
 Cash................................................................................          340
 Receivables:
  Investment securities sold.........................................................      104,310
  Fund shares sold...................................................................      176,092
  Dividends and interest.............................................................      222,772
  Fee reimbursement..................................................................      123,525
 Unamortized organization costs......................................................       22,051
                                                                                       -----------
     Total assets....................................................................   45,342,681
                                                                                       -----------
Liabilities:
 Payables:
  Investment securities purchased....................................................       50,700
  Fund shares redeemed...............................................................       35,354
  Dividends..........................................................................          917
  Affiliates.........................................................................      235,679
 Accrued expenses....................................................................       72,789
                                                                                       -----------
     Total liabilities...............................................................      395,439
                                                                                       -----------
      Net assets, at value...........................................................  $44,947,242
                                                                                       ===========
Net assets consist of:
 Undistributed net investment income.................................................  $   528,721
 Net unrealized appreciation.........................................................    7,235,046
 Accumulated net realized gain.......................................................    1,010,455
 Beneficial shares...................................................................   36,173,020
                                                                                       -----------
     Net assets, at value............................................................  $44,947,242
                                                                                       ===========
CLASS I:
 Net asset value per share ($34,987,359 divided by 2,365,766 shares outstanding).....       $14.79
                                                                                       ===========
 Maximum offering price per share ($14.79 divided by 94.25%).........................       $15.69
                                                                                       ===========
CLASS II:
 Net asset value per share ($9,959,883 divided by 680,802 shares outstanding)........       $14.63
                                                                                       ===========
 Maximum offering price per share ($14.63 divided by 99.00%).........................       $14.78
                                                                                       ===========

                       See notes to financial statements.

TEMPLETON GROWTH AND INCOME FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 1997 (UNAUDITED)

Investment income:
(net of foreign taxes of $57,442)
 Dividends................................................................   $  515,270
 Interest.................................................................      287,376
                                                                             ----------
     Total investment income..............................................                 $  802,646
Expenses:
 Management fees (Note 3).................................................      142,678
 Administrative fees (Note 3).............................................       28,536
 Distribution fees (Note 3)
  Class I.................................................................       52,902
  Class II................................................................       38,959
 Transfer agent fees (Note 3).............................................       31,000
 Custodian fees...........................................................        3,000
 Reports to shareholders..................................................       22,050
 Registration and filing fees.............................................       24,000
 Professional fees (Note 3)...............................................       11,100
 Trustees' fees and expenses..............................................        1,700
 Amortization of organization costs.......................................        6,955
 Other....................................................................          552
                                                                             ----------
     Total expenses.......................................................      363,432
 Less expenses waived (Note 3)............................................       99,923
                                                                             ----------
     Total expenses including waiver......................................                    263,509
                                                                                           ----------
      Net investment income...............................................                    539,137
                                                                                           ----------
Realized and unrealized gains:
 Net realized gain from:
  Investments.............................................................    1,053,258
  Foreign currency transactions...........................................       16,933
                                                                             ----------
 Net realized gain........................................................                  1,070,191
 Net unrealized appreciation on investments...............................                  3,846,136
                                                                                           ----------
Net realized and unrealized gain..........................................                  4,916,327
                                                                                           ----------
Net increase in net assets resulting from operations......................                 $5,455,464
                                                                                           ==========

                       See notes to financial statements.

TEMPLETON GROWTH AND INCOME FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS ENDED
                                                                      SEPTEMBER 30, 1997          YEAR ENDED
                                                                         (UNAUDITED)            MARCH 31, 1997
                                                                  --------------------------------------------
Increase in net assets:
 Operations:
  Net investment income........................................          $    539,137            $    438,587
  Net realized gain from investments and foreign currency
    transactions...............................................             1,070,191                 343,441
  Net unrealized appreciation on investments...................             3,846,136               2,327,516
                                                                  -------------------------------------------
      Net increase in net assets resulting from operations.....             5,455,464               3,109,544
 Distributions to shareholders from:
  Net investment income
   Class I.....................................................              (100,874)               (316,069)
   Class II....................................................               (16,231)                (59,789)
  Net realized gain
   Class I.....................................................              (224,663)                (66,904)
   Class II....................................................               (55,990)                (16,728)
 Fund share transactions (Note 2)
   Class I.....................................................             5,931,349              11,132,253
   Class II....................................................             2,921,039               3,317,674
                                                                  -------------------------------------------
      Net increase in net assets...............................            13,910,094              17,099,981
Net assets:
 Beginning of period...........................................            31,037,148              13,937,167
                                                                  -------------------------------------------
 End of period.................................................          $ 44,947,242            $ 31,037,148
                                                                  ===========================================
Undistributed net investment income included in net assets:
 Beginning of period...........................................          $    106,689            $     52,562
                                                                  ===========================================
 End of period.................................................          $    528,721            $    106,689
                                                                  ===========================================

                       See notes to financial statements.

TEMPLETON GROWTH AND INCOME FUND
Notes to Financial Statements (unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Growth and Income Fund (the Fund), is a separate diversified series of Templeton Global Investment Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks high total return through a flexible policy of investing primarily in equity and debt securities of domestic and foreign companies. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

TEMPLETON GROWTH AND INCOME FUND
Notes to Financial Statements (unaudited) (continued)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. ORGANIZATION COSTS:

Organization costs are being amortized on a straight line basis over five years.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2.  BENEFICIAL SHARES

The Fund offers two classes of shares: Class I and Class II. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At September 30, 1997, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                 SIX MONTHS ENDED                    YEAR ENDED
                                                                SEPTEMBER 30, 1997                 MARCH 31, 1997
                                                              --------------------------------------------------------
                       CLASS I SHARES:                         SHARES       AMOUNT             SHARES        AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold..................................................  651,972    $ 8,993,339         1,122,620    $13,843,589
Shares issued on reinvestment of distributions...............   20,463        273,389            28,601        346,726
Shares redeemed.............................................. (238,554)    (3,335,379)         (249,794)    (3,058,062)
                                                              --------------------------------------------------------
Net increase.................................................  433,881    $ 5,931,349           901,427    $11,132,253
                                                              ========================================================

                      CLASS II SHARES:                         SHARES       AMOUNT             SHARES        AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold..................................................  256,407    $ 3,540,839           291,798    $ 3,539,571
Shares issued on reinvestment of distributions...............    4,834         64,047             5,525         66,562
Shares redeemed..............................................  (48,922)      (683,847)          (23,460)      (288,459)
                                                              --------------------------------------------------------
Net increase.................................................  212,319    $ 2,921,039           273,863    $ 3,317,674
                                                              ========================================================

3.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also directors or officers of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services) the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

TEMPLETON GROWTH AND INCOME FUND
Notes to Financial Statements (unaudited) (continued)

3.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund pays an investment management fee to TGAL of 0.75% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

        ANNUALIZED
         FEE RATE                   AVERAGE DAILY NET ASSETS
        ------------------------------------------------------------------
           0.15%      First $200 million
          0.135%      Over $200 million, up to and including $700 million
           0.10%      Over $700 million, up to and including $1.2 billion
          0.075%      Over $1.2 billion

The Fund reimburses Distributors up to 0.35% and 1.00% per year of the average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Fund's shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At September 30, 1997, the unreimbursed costs were $951,468. Distributors received net commissions from sales of Fund shares, and received contingent deferred sales charges for the period of $31,514 and $1,344, respectively.

During the period ended September 30, 1997 legal fees of $5,000 were paid to a law firm in which an officer of the Fund is a partner.

4.  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 1997 aggregated $21,640,570 and $2,874,343, respectively.

5.  INCOME TAXES

The cost of securities for federal income tax purposes is the same as that shown in the investment portfolio. At September 30, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

        Unrealized appreciation...........  $ 8,237,379
        Unrealized depreciation...........   (1,002,333)
                                            --------------
        Net unrealized appreciation.......  $ 7,235,046
                                            ==============

At March 31, 1997, the Fund has deferred currency losses occurring subsequent to October 31, 1996 of $45,000. For tax purposes, such losses will be reflected in the year ending March 31, 1998.

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

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

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

LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Franklin Templeton Japan Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Franklin Templeton Global
 Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Hard
 Currency Fund
Franklin Templeton High Income
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

Fund Allocator Series
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

For Corporations
Franklin Corporate Qualified
 Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

*These funds are now closed to new accounts, with the exception of retirement accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+ Portfolio of insured municipal securities.

++ Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.

                                                                         10/97.1

TEMPLETON GROWTH AND
INCOME FUND

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, CA 94404-1585

SHAREHOLDER SERVICES
1-800-632-2301

FUND INFORMATION
1-800-342-5236

This report must be preceded or accompanied by a current prospectus of the Templeton Growth and Income Fund, which contains more complete information, including charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.

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